Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Foreign Exchange Rates

The following table outlines the currency exchange rates that were used for the respective periods:

	As of and for the period ended June 30, 2025	As of and for the period ended June 30, 2024
Year/Period-end MYR:US$1 exchange rate	4.2125	4.7195
Year/Period-average MYR:US$1 exchange rate	4.3781	4.7271
Year/Period-end MYR:HKD$1 exchange rate	0.5366	0.6045
Year/Period-average MYR:HKD$1 exchange rate	0.5619	0.6046
Year/Period-end MYR:SGD$1 exchange rate	3.3044	3.4744
Year/Period-average MYR:SGD$1 exchange rate	3.3068	3.5105
Year/Period-end MYR:CNY$1 exchange rate	0.5879	0.6493
Year/Period-average MYR:CNY$1 exchange rate	0.6034	0.6552